Secured Assets for Short Term and Long Term Debt Payables to Financial Institutions (Detail) ¥ in Millions	Mar. 31, 2015 JPY (¥)
Debt Disclosure [Line Items]
Minimum lease payments, loans and investment in operating leases	¥ 95,883
Investment in securities	162,239
Property under Facility Operations	19,308
Other assets and other	39,118
Pledged Assets, Other, Not Separately Reported on Statement of Financial Position, Total	¥ 316,548